Income Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Federal		$ 32.3	$ 18.5	$ 65.6
State and local		5.3	3.5	5.4
Foreign		0.5	0.1	1.0
Current Income Tax Expense (Benefit)		38.1	22.1	72.0
Federal		17.6	15.5	6.8
State and local		(1.9)	0.5	0.2
Foreign		0.0	0.0	0.1
Deferred Income Tax Expense (Benefit)		15.7	16.0	7.1
Provision for income taxes		53.8	38.1	79.1
Income Taxes Paid		35.2	$ 22.1	$ 72.0
Federal and State Tax Payments Made by Parent	$ 27.9
Foreign Tax Payments Made by Parent	0.4
Income Taxes Receivable, Current	$ 25.0	$ 25.0